CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash, cash equivalents and other investments [Abstract]
Investments in debt instruments and other	$ 22,823	$ 210,774
Other investments	156	156
Other investments, net – Non-current	$ 22,979	$ 210,930